Quarterly Report
September 30, 2019
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.4%
CACI International, Inc., “A” (a)	5,377	$1,243,485
Apparel Manufacturers – 2.0%
Levi Strauss & Co., “A” (l)	20,308	$386,665
Skechers USA, Inc., “A” (a)	36,632	1,368,205
		$1,754,870
Automotive – 1.9%
IAA, Inc. (a)	13,370	$557,930
Stoneridge, Inc. (a)	35,750	1,107,178
		$1,665,108
Biotechnology – 5.3%
Acorda Therapeutics, Inc. (a)	62,187	$178,477
Akebia Therapeutics, Inc. (a)	82,179	322,142
Arena Pharmaceuticals, Inc. (a)	10,511	481,088
Bio-Techne Corp.	5,282	1,033,529
Bruker BioSciences Corp.	10,850	476,640
Coherus BioSciences, Inc. (a)	4,147	84,018
CytomX Therapeutics, Inc. (a)	46,942	346,432
Esperion Therapeutics, Inc. (a)	12,823	470,091
Exelixis, Inc. (a)	8,705	153,948
Macrogenics, Inc. (a)	34,601	441,509
Pieris Pharmaceuticals, Inc. (a)	23,094	78,751
Retrophin, Inc. (a)	13,700	158,783
Varex Imaging Corp. (a)	17,927	511,637
		$4,737,045
Broadcasting – 0.2%
Sinclair Broadcast Group, Inc.	3,920	$167,541
Brokerage & Asset Managers – 0.2%
LPL Financial Holdings, Inc.	1,428	$116,953
Waddell & Reed Financial, Inc., “A”	3,933	67,569
		$184,522
Business Services – 0.8%
Forrester Research, Inc.	21,953	$705,569
Cable TV – 1.3%
Cable One, Inc.	947	$1,188,201
Chemicals – 1.0%
Ingevity Corp. (a)	10,579	$897,522
Computer Software – 3.9%
Cornerstone OnDemand, Inc. (a)	22,466	$1,231,586
Everbridge, Inc. (a)	1,638	101,081
Paylocity Holding Corp. (a)	15,088	1,472,287
RingCentral, Inc. (a)	3,592	451,371
SecureWorks Corp. (a)(l)	22,864	295,631
		$3,551,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.4%
Box, Inc., “A” (a)	12,805	$212,051
Five9, Inc. (a)	24,513	1,317,329
ForeScout Tech, Inc. (a)	8,302	314,812
Insight Enterprises, Inc. (a)	3,889	216,578
NCR Corp. (a)	5,720	180,523
Tech Data Corp. (a)	8,971	935,137
Verint Systems, Inc. (a)	19,053	815,087
		$3,991,517
Construction – 1.8%
Armstrong World Industries, Inc.	4,532	$438,244
Eagle Materials, Inc.	6,007	540,690
Toll Brothers, Inc.	14,915	612,261
		$1,591,195
Consumer Products – 0.6%
Herbalife Ltd. (a)	5,393	$204,179
Prestige Brands Holdings, Inc. (a)	7,362	255,388
USANA Health Sciences, Inc. (a)	1,637	111,954
		$571,521
Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	10,092	$991,034
Electrical Equipment – 2.8%
Evoqua Water Technologies Corp. (a)	11,777	$200,445
OSI Systems, Inc. (a)	382	38,796
TriMas Corp. (a)	41,017	1,257,171
WESCO International, Inc. (a)	21,391	1,021,848
		$2,518,260
Electronics – 2.3%
Amkor Technology, Inc. (a)	65,580	$596,778
Jabil Circuit, Inc.	20,825	744,910
Sanmina Corp. (a)	14,221	456,636
Silicon Laboratories, Inc. (a)	2,716	302,427
		$2,100,751
Energy - Independent – 1.8%
Arch Coal, Inc.	6,080	$451,136
Delek U.S. Holdings, Inc.	10,778	391,241
Par Pacific Holdings, Inc. (a)	9,529	217,833
Warrior Met Coal, Inc.	18,794	366,859
WPX Energy, Inc. (a)	20,790	220,166
		$1,647,235
Engineering - Construction – 3.0%
Great Lakes Dredge & Dock Corp. (a)	49,230	$514,453
KBR, Inc.	59,001	1,447,884
Matrix Service Co. (a)	25,197	431,877
Quanta Services, Inc.	7,706	291,287
		$2,685,501
Food & Beverages – 2.7%
Hostess Brands, Inc. (a)	19,901	$278,315
Ingredion, Inc.	11,301	923,744
Pilgrim's Pride Corp. (a)	28,255	905,431
SpartanNash Co.	25,420	300,719
		$2,408,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.4%
Boise Cascade Corp.	11,857	$386,420
Gaming & Lodging – 1.1%
Everi Holdings, Inc. (a)	12,853	$108,736
Wyndham Hotels & Resorts, Inc.	17,060	882,685
		$991,421
Health Maintenance Organizations – 0.9%
Magellan Health Services, Inc. (a)	3,196	$198,472
Molina Healthcare, Inc. (a)	5,764	632,426
		$830,898
Insurance – 3.8%
American Equity Investment Life Holding Co.	33,362	$807,360
Essent Group Ltd.	16,111	768,011
MGIC Investment Corp.	55,557	698,907
Radian Group, Inc.	34,791	794,627
Universal Insurance Holdings, Inc.	12,829	384,742
		$3,453,647
Internet – 0.8%
Blucora, Inc. (a)	2,626	$56,826
LogMeIn, Inc.	9,631	683,416
		$740,242
Leisure & Toys – 1.4%
Brunswick Corp.	20,500	$1,068,460
Funko, Inc., “A” (a)(l)	11,251	231,489
		$1,299,949
Machinery & Tools – 5.8%
ACCO Brands Corp.	24,829	$245,062
AGCO Corp.	15,945	1,207,036
Allison Transmission Holdings, Inc.	6,934	326,245
Herman Miller, Inc.	4,560	210,170
ITT, Inc.	6,864	420,008
Knoll, Inc.	9,422	238,848
Park-Ohio Holdings Corp.	13,093	390,957
Regal Beloit Corp.	12,774	930,586
SPX FLOW, Inc. (a)	20,293	800,762
Titan Machinery, Inc. (a)	31,652	453,890
		$5,223,564
Medical & Health Technology & Services – 2.6%
Allscripts Healthcare Solutions, Inc. (a)	8,540	$93,769
HealthEquity, Inc. (a)	8,936	510,648
Premier, Inc., “A” (a)	32,120	928,911
Tenet Healthcare Corp. (a)	36,635	810,366
		$2,343,694
Medical Equipment – 4.8%
AngioDynamics, Inc. (a)	25,497	$469,655
Avanos Medical, Inc. (a)	15,592	584,076
CONMED Corp.	8,597	826,602
CUTERA, Inc. (a)	2,363	69,070
Envista Holdings Corp. (a)	17,105	476,887
Integer Holdings Corp. (a)	10,303	778,495
IntriCon Corp. (a)	6,009	116,815
Lantheus Holdings, Inc. (a)	23,579	591,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
LivaNova PLC (a)	1,640	$121,016
Orthofix Medical, Inc. (a)	5,573	295,480
		$4,329,104
Metals & Mining – 0.3%
Olympic Steel, Inc.	4,583	$65,995
Ryerson Holding Corp. (a)	17,761	151,501
Schnitzer Steel Industries, Inc., “A”	2,290	47,312
		$264,808
Natural Gas - Distribution – 0.4%
MDU Resources Group, Inc.	8,163	$230,115
Southwest Gas Holdings, Inc.	1,443	131,371
		$361,486
Natural Gas - Pipeline – 0.4%
Equitrans Midstream Corp.	23,660	$344,253
Oil Services – 3.2%
Apergy Corp. (a)	6,139	$166,060
Cactus, Inc., “A” (a)	34,020	984,539
Liberty Oilfield Services, Inc.	67,958	735,985
MRC Global, Inc. (a)	78,340	950,264
		$2,836,848
Other Banks & Diversified Financials – 12.4%
Assured Guaranty Ltd.	989	$43,971
Bank of N.T. Butterfield & Son Ltd.	3,117	92,388
Bank OZK	40,407	1,101,899
Cathay General Bancorp, Inc.	38,119	1,324,063
East West Bancorp, Inc.	14,437	639,415
Enova International, Inc. (a)	22,154	459,695
First Hawaiian, Inc.	45,077	1,203,556
Hanmi Financial Corp.	57,800	1,085,484
Herc Holdings, Inc. (a)	15,692	729,835
OFG Bancorp	6,732	147,431
OneMain Holdings, Inc.	11,880	435,758
Popular, Inc.	11,141	602,505
Regional Management Corp. (a)	21,093	593,979
Triton International Ltd. of Bermuda	17,202	582,116
UMB Financial Corp.	4,817	311,082
Umpqua Holdings Corp.	47,834	787,348
Wintrust Financial Corp.	15,347	991,876
		$11,132,401
Pharmaceuticals – 2.1%
Assertio Therapeutics, Inc. (a)	86,968	$111,319
Catalent, Inc. (a)	5,369	255,887
Horizon Therapeutics PLC (a)	27,467	747,926
Phibro Animal Health Corp., “A”	16,597	354,014
United Therapeutics Corp. (a)	5,424	432,564
		$1,901,710
Railroad & Shipping – 0.5%
Dorian LPG Ltd. (a)	45,250	$468,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 10.7%
Braemar Hotels & Resorts, Inc., REIT	38,321	$359,834
CareTrust REIT, Inc.	18,334	430,941
CoreCivic, Inc., REIT	40,478	699,460
EPR Properties, REIT	15,394	1,183,183
Industrial Logistics Properties Trust, REIT	61,423	1,305,239
Life Storage, Inc., REIT	10,964	1,155,715
Medical Properties Trust, Inc., REIT	50,495	987,682
Spirit Realty Capital, Inc., REIT	24,251	1,160,653
STAG Industrial, Inc., REIT	31,185	919,334
STORE Capital Corp., REIT	37,837	1,415,482
		$9,617,523
Restaurants – 0.7%
Wendy's Co.	32,092	$641,198
Specialty Chemicals – 1.5%
Element Solutions, Inc. (a)	59,390	$604,590
Univar Solutions, Inc. (a)	35,986	747,070
		$1,351,660
Specialty Stores – 0.3%
Express, Inc. (a)	17,876	$61,493
Floor & Decor Holdings, Inc., “A” (a)	1,351	69,104
Signet Jewelers Ltd.	4,320	72,403
Zumiez, Inc. (a)	2,158	68,355
		$271,355
Telecommunications - Wireless – 1.0%
Iridium Communications, Inc. (a)	24,432	$519,913
Telephone and Data Systems, Inc.	16,004	412,903
		$932,816
Telephone Services – 0.8%
ATN International, Inc.	5,895	$344,091
Shenandoah Telecommunications Co.	12,934	410,913
		$755,004
Trucking – 0.7%
Forward Air Corp.	9,883	$629,745
Utilities - Electric Power – 3.6%
Clearway Energy, Inc., “A”	52,099	$903,397
NRG Energy, Inc.	19,398	768,161
Portland General Electric Co.	19,647	1,107,501
Spark Energy, Inc., “A”	41,485	437,667
		$3,216,726
Total Common Stocks		$88,926,304
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u)	$10.75	11/06/14	318	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.09% (v)	1,264,319	$1,264,319
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	433,131	$433,131

Other Assets, Less Liabilities – (0.6)%		(525,651)
Net Assets – 100.0%		$90,098,103
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,264,319 and $89,359,435, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$88,833,916	$—	$0	$88,833,916
Bermuda	92,388	—	—	92,388
Mutual Funds	1,697,450	—	—	1,697,450
Total	$90,623,754	$—	$0	$90,623,754
For further information regarding security characteristics, see the Portfolio of Investments. At September 30, 2019, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2018.
(2) Securities Lending Collateral
At September 30, 2019, the value of securities loaned was $612,326. These loans were collateralized by cash of $433,131 and U.S. Treasury Obligations (held by the lending agent) of $185,223.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,018,574	$14,602,986	$14,357,536	$270	$25	$1,264,319
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,416	$—